Discontinued Operations - Schedule of Discontinued Operation of Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents			¥ 904	¥ 1,697
Restricted cash			4,000	4,044
Accounts and notes receivable, net			9,383	12,756
Prepayment and other current assets, net			26,373	14,951
Total current assets			40,660	33,448
Non-current assets:
Long-term investments			6,039	6,096
Total non-current assets			6,039	6,096
Total assets			46,699	39,544
Current liabilities:
Accounts payable			2,807	13,875
Advance from customers			2,035	8,874
Salary and welfare benefits payable			15,921	4,707
Short-term borrowings			26,284	31,734
Other taxes payable			751	1,012
Current portion of deferred revenue				798
Short-term operating lease liabilities			5,070	3,378
Payables due to related parties				10,354
Other current liabilities			214,581	17,459
Total current liabilities			267,449	92,191
Long-term borrowings			10,000	10,000
Long-term operating lease liabilities				3,362
Total non-current liabilities			10,000	13,362
Total liabilities		$ 230,750	¥ 277,449	¥ 105,553